Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION
Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors (the “Board”) on June 18, 2020.
Basis of Measurement and Comparative Figures
These consolidated financial statements have been prepared on an accrual basis and under the historical cost basis except for certain assets and liabilities initially recognized in connection with business combinations.
Certain figures have been reclassified to conform to the current year presentation.
PRINCIPLES OF CONSOLIDATION
Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has the right to variable returns from its relationship with the entity and is able to affect those returns through its power over the activities of the entity. The subsidiaries’ financial statements are included in these consolidated financial statements from the date of commencement of control until the date that control ceases.
Subsidiaries’ accounting policies have been adjusted, when necessary, to align with the policies adopted by the Group.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
All intercompany balances and transactions, and any unrealized income and expenses arising from intra-company transactions, are eliminated on consolidation.
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s primary subsidiaries are as follows:

		2020	2019
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya Consulting SAS	France	100%	100%
Pro2p Services Conseils Inc.	Canada	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Zero2Ten EMEA Limited	United Kingdom	-	100%
Alithya Solutions Canada Inc.	Canada	100%	100%
Matricis Informatique Inc.	Quebec, Canada	100%	-
Alithya Travercent LLC	Texas, USA	100%	-
Alithya Askida Consulting Services Inc.	Quebec, Canada	100%	-
Alithya Askida Solutions Inc.	Quebec, Canada	100%	-

BUSINESS COMBINATIONS
The Group accounts for its business combinations using the acquisition method. Under this method the consideration transferred is measured at fair value. Acquisition-related and integration costs associated with the business combination are expensed as incurred. The Group recognizes goodwill as the excess of the cost of the acquisition over the net identifiable tangible and intangible assets acquired and liabilities assumed at their acquisition date fair values and any non-controlling interest in the acquiree. The fair value allocated to tangible and intangible assets acquired and liabilities assumed are based on management’s assumptions, including assumptions that would be made by market participants, acting in their economic best interest. These assumptions include the future expected cash flows arising from the intangible assets identified. The goodwill recognized is composed of the future economic value associated to acquired work force and any identified synergies with the Group’s operations which are primarily due to reduction of costs and new business opportunities. The determination of fair value involves making estimates relating to acquired intangible assets, property and equipment, litigation, provision for estimated losses on revenue-generating contracts, other onerous contracts, tax and other contingency reserves. Estimates include the forecasting of future cash flows and discount rates. Subsequent changes in fair values are adjusted against the cost of acquisition, if they qualify as measurement period adjustments. The measurement period is the period between the date of acquisition and the date where all significant information necessary to determine the fair values is available, not to exceed 12 months. All other subsequent changes are recognized in the consolidated statements of operations.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
TRANSLATION OF FOREIGN CURRENCIES
The Group’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the group determines its own functional currency and items included in the consolidated financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions and balances
Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date, except for non-monetary items measured at fair value, which are translated using the exchange rates at the date when the fair value was determined. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the reporting date. Unrealized and realized translation gains and losses, resulting from the settlement of such transactions and from the remeasurement of monetary items denominated in foreign currency, are reflected in the consolidated statements of operations.
Foreign operations
In the Group’s consolidated financial statements, all assets, liabilities and transactions of Group entities with a functional currency other than the Canadian dollar are translated into Canadian dollars upon consolidation. The functional currencies of entities within the Group have remained unchanged during the reporting period. Upon consolidation, assets and liabilities have been translated into Canadian dollars at the closing rate at the reporting date. Goodwill and fair value adjustments arising from the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Canadian dollars at the closing rate. Revenue and expenses have been translated into Canadian dollars at the average rate over the reporting period. Exchange differences are charged or credited to other comprehensive income and recognized in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognized in equity are reclassified to the consolidated statements of operations and are recognized as part of the gain or loss on disposal.
SEGMENTED REPORTING
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to the transactions with any of the Group’s other segments.
Based on the information received and analyzed by the decision-makers on a regular basis, the Group has determined that it has a single reportable segment.
REVENUE RECOGNITION, UNBILLED REVENUE AND DEFERRED REVENUE
The Group generates revenue principally through the provision of consulting services in the areas of information technology including systems implementation and strategy. These services are provided under arrangements with varying pricing mechanisms.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
To determine whether to recognize revenue, the Group follows a 5-step process:
•Identifying the contract with a customer;
•Identifying the performance obligations;
•Determining the transaction price;
•Allocating the transaction price to the performance obligations; and
•Recognizing revenue when/as performance obligation(s) are satisfied.
The total transaction price for a contract is allocated amongst the various performance obligations based on their relative stand-alone selling prices. Revenue is recognized either at a point in time or over time, when (or as) the Group satisfies performance obligations by transferring the promised goods or services to its customers.
The Group recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as other liabilities in the statement of financial position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.
Certain of the Group’s arrangements may include client acceptance clauses. Each clause is analyzed to determine whether the earnings process is complete when the service is performed. Formal client sign-off is not always necessary to recognize revenue, provided that the Group objectively demonstrates that the criteria specified in the acceptance provisions are satisfied. Some of the criteria reviewed include historical experience with similar types of arrangements, whether the acceptance provisions are specific to the client or are included in all arrangements, the length of the acceptance term and historical experience with the specific client.
Time and materials arrangements - Revenue from consulting services and systems implementations under time and materials arrangements is recognized as the services are rendered.
Fixed-fee arrangements - Revenue from consulting services and systems implementations under fixed-fee arrangements where the outcome of the arrangements can be estimated reliably is recognized using the percentage-of-completion method over the service periods. The Group primarily uses labour costs or labour hours to measure the progress towards completion. This method relies on estimates of total expected labour costs or total expected labour hours to complete the service, which are compared to labour costs or labour hours incurred to date, to arrive at an estimate of the percentage of revenue earned to date. Management regularly reviews underlying estimates of total expected labour costs or hours. If the outcome of an arrangement cannot be estimated reliably, revenue is recognized to the extent of arrangement costs incurred that are likely to be recoverable.
Unbilled revenue and deferred revenue - Amounts recognized as revenue in excess of billings are classified as unbilled revenue. Amounts received in advance of the performance of services are classified as deferred revenue.
Retainer based arrangements - The client pays a recurring fee in exchange for a monthly recurring service (typically support). The revenue for these arrangements is recognized over time (using an hours-based input method). Revenue recognition over time is based on customer simultaneously receiving and consuming the benefit of the services provided.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Estimated losses on revenue-generating contracts - Estimated losses on revenue-generating contracts may occur due to additional contract costs which were not foreseen at the inception of the contract. Contract losses are measured at the amount by which the estimated total costs exceed the estimated total revenue from the contract. The estimated losses on revenue-generating contracts are recognized in the period when it is determined that a loss is probable. The expected loss is first applied to impair the related capitalized contract costs, if any, with the excess recorded in accounts payable and accrued liabilities. Management regularly reviews arrangement profitability and underlying estimates.
Software revenue - Software revenue is generated from the resale of certain third-party off-the-shelf software and maintenance. The majority of the software sold by the Group is delivered electronically. For software that is delivered electronically, the Group considers transfer of control to have occurred when the customer either (a) takes possession of the software via a download (that is, when the customer takes possession of the electronic data on its hardware), or (b) has been provided with access codes that allow the customer to take immediate possession of the software on its hardware pursuant to an agreement or purchase order for the software. In all instances, the resale of third-party software and maintenance is recorded on a net basis. Group created software, and the associated maintenance, is reported on a gross basis, however it is immaterial in all periods presented.
Third party software and maintenance revenue are recognized upon delivery of the software, as all related warranty and maintenance is performed by the primary software vendor and not the Group.
The Group enters into arrangements with multiple performance obligations which typically include software, post-contract support (or maintenance), and consulting services. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Group has determined standalone selling price for each of the performance obligations in connection with the evaluation of arrangements with multiple performance obligations. The Group has established standalone selling price for consulting services based on a stated and consistent rate per hour range in standalone transactions. The Group has established standalone selling price for software through consistent stated rates for software components. The Group has established standalone selling price for maintenance based on observable prices for standalone renewals.
FINANCIAL INSTRUMENTS
Recognition and Derecognition
Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Classification and Initial Measurement of Financial Assets
Except for those accounts receivables and other receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).
Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:
•amortized cost;
•fair value through profit or loss (FVTPL); and
•fair value through other comprehensive income (FVOCI).
In the years presented, the Company does not have any financial assets categorized as FVOCI or FVTPL.
The classification is determined by both:
•the entity’s business model for managing the financial asset; and
•the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss presented within financial expense, except for impairment of accounts receivables and other receivables, which is presented within selling, general and administrative expenses.
Subsequent measurement of financial assets
Financial assets at amortized cost
Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):
•they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows; and
•the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial. The Group’s cash, restricted cash, short-term deposits and accounts receivable and other receivables fall into this category of financial instruments.
Impairment of financial assets and unbilled revenues
IFRS 9’s impairment requirements use forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. Instruments within the scope of IFRS 9’s impairment requirements included loans and other debt-type financial assets measured at amortized cost and FVOCI, accounts receivables and other receivables recognized and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
The Group considers a range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.
In applying this forward-looking approach, a distinction is made between:
•financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and
•financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).
‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.
‘12-month expected credit losses’ are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category. Measurement of the expected credit losses is determined by a probability-weighted estimate of credit losses over the expected life of the financial instrument.
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Accounts Receivable and Other Receivables and Unbilled Revenues
The Group makes use of the simplified approach in accounting for accounts receivable and other receivables and unbilled revenues and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.
The Group assesses impairment of accounts receivables and other receivables on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due.
Classification and measurement of financial liabilities
The Group’s financial liabilities include trade accounts payable and accrued liabilities, lease liabilities and long-term debt.
Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.
Subsequently, financial liabilities are measured at amortized cost using the effective interest method and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognized in profit or loss.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
All interest-related charges and, if applicable, changes in an instrument’s fair value are reported in the consolidated statements of operations within financial expenses.
Transaction Costs
Transaction costs related to financial assets classified as fair value through profit and loss are expensed as incurred. Transaction costs related to loans and receivables and liabilities are considered as part of the carrying value of the asset or liability and are then amortized over the expected life of the instrument using the effective interest rate method.
Financial Income and Expenses
Financial income includes interest income on cash and short-term deposits. Interest income is recognized as it accrues in earnings, using the effective interest method. Financial expenses include interest expense on borrowings, effective interest on non-interesting bearing vendor financing arising from business combinations, amortization of unwinding of the discount on provisions, impairment losses recognized on financial assets and other interest and bank charges.
EARNINGS PER SHARE
Basic earnings (loss) per share is calculated by dividing the net earnings (loss) attributable to the holders of Common Shares (as defined further herein) by the weighted average number of Common Shares outstanding during the period, including the effect of stock options exercised and deferred share units. The net earnings (loss) attributable to the holders of Common Shares corresponds to the net earnings (loss) adjusted by deducting earnings allocated to preferred shares.
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the weighted average number of additional Common Shares that would have been outstanding assuming the conversion of all dilutive potential equity instruments.
Dilutive potential outstanding stock options include the total number of additional Common Shares that would have been issued by the Company assuming stock options with exercise prices below the average market price for the year were exercised and reduced by the number of shares that the Company could have repurchased if it had used the assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the period.
“Common Shares” include the Subordinate Voting Shares and Multiple Voting Shares (as defined further herein) starting November 1, 2018 and Class A and Class AA shares prior to November 1, 2018.
RESTRICTED CASH
Restricted cash represents amounts held in trust as required by contractual obligations arising from business acquisitions. Restricted cash that is not expected to become unrestricted within the next twelve months is included in non-current assets on the statements of financial position.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
GOVERNMENT ASSISTANCE - TAX CREDITS
Certain subsidiaries are eligible for research and development (“R&D”) activities and tax credits for the development of e-business. These tax credits are accounted for as government assistance, following the income approach. Under this method, tax credits are recorded when there is reasonable assurance that the assistance will be received and that the subsidiary will comply with all relevant conditions. Tax credits related to operating expenditures are then recorded as a reduction of the related expense and recognized in the period in which the related expenditures are charged to operations. Tax credits related to capital expenditures are recorded as a reduction of the cost of the related asset.
The tax credits recorded are based on management's best estimates of amounts expected to be received and are subject to audit by the tax authorities.
The ultimate tax treatment is only determinable once a notice of assessment is issued by the relevant taxation authority and payment has been received. Any differences arising between the final resolution and the original assumptions made may result in adjustments to the tax credits receivable and income tax expense in subsequent periods.
PROPERTY AND EQUIPMENT (“P&E”)
Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
INTANGIBLES
Intangible assets consist mainly of customer relationships, non-compete agreements, internal-use business solutions and software licenses and tradenames. Internal use business solutions and software licenses (“Software”) are recorded at cost. In addition, internal-use business solutions developed internally are capitalized when they meet specific capitalization criteria related to technical and financial feasibility and when the Group demonstrates its ability and intention to use them. Amortization of internal-use business solutions commences once the solution is available for use. Customer relationships, internal-use business solutions and software licenses acquired through business combinations are initially recorded at their fair value. The Group amortizes its intangible assets using the straight-line method over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line	3 - 10 years
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years
Tradenames	-	Indefinite

The residual value, depreciation method and useful life of each asset are reviewed at least once a year, at the reporting date.
GOODWILL
Goodwill represents the excess of the cost of an acquisition over the fair value of the Group's share of the net identifiable assets of the acquired subsidiary at the date of acquisition and it is measured net of accumulated impairment losses. Goodwill is not amortized, but instead tested for impairment annually, or more frequently, should events or changes in circumstances indicate that the goodwill may be impaired.
IMPAIRMENT OF P&E, RIGHT-OF-USE ASSETS, INTANGIBLES AND GOODWILL
Timing of impairment testing
The carrying amounts of the Group's P&E, right-of-use assets, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. At each reporting date, the Group assesses whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated. For goodwill, and intangible assets that have indefinite useful lives or that are not yet available for use, the impairment is tested at least annually, typically as at March 31.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Impairment testing
The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the "cash-generating unit", or "CGU"). For the purposes of goodwill impairment testing, goodwill acquired in a business combination is allocated to the CGU, or the group of CGUs, that is expected to benefit from the synergies of the combination. This allocation is subject to an operating segment ceiling test and reflects the lowest level at which that goodwill is monitored for internal reporting purposes. An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in consolidated earnings. Impairment losses recognized in respect of CGUs that include goodwill are allocated first to reduce the carrying amount of any goodwill allocated to the units, and then to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis not beyond the highest of:
•The fair value less costs of disposal; and
•Value in use of the individual asset, if determinable.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
PROVISIONS
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Group’s provisions may consist of litigation and claim provisions arising in the ordinary course of business and decommissioning liabilities for operating leases of office buildings. The Group may record restructuring provisions related to business combinations and termination of employment costs incurred as part of the Group's productivity improvement initiatives. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are discounted using a current pre-tax rate when the impact of the time value of money is material. The increase in the provision due to the passage of time is recognized as a finance cost. The accrued litigation and legal claim provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavorable outcome.
In the case of decommissioning liabilities pertaining to operating leases of buildings where certain arrangements require premises to be returned to their original state at the end of the lease term, the provision is determined using the present value of the estimated future cash outflows.
Restructuring provisions, consisting primarily of severance, are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
INCOME TAXES
Income taxes are accounted for using the liability method of accounting.
Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the reporting date. Deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred income tax assets and liabilities are recognized in earnings, other comprehensive income or in equity based on the classification of the item to which they relate.
Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.
SHARE CAPITAL
Common Shares and preferred shares that are not redeemable or are redeemable only at the Group's option are classified as equity. Incremental costs directly attributable to the issue of Common Shares and preferred shares and stock options are recognized as a deduction from equity, net of any tax effects. Dividends payable by the Company to its Common Shares and preferred shareholders, which are determined at the discretion of the Board and in accordance with the terms of each category of preferred shares (notes 12), are recorded when declared. Dividends on Common Shares and preferred shares are recognized as distributions within equity. When share capital recognized as equity is repurchased, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from share capital for the shares' assigned value, any excess being allocated to contributed surplus to the extent that contributed surplus was created by a net excess of proceeds over cost on cancellation or resale of shares of the same class (charged to retained earnings if no contributed surplus for the same class of shares exists), and any discount being assigned to contributed surplus. Repurchased shares are made available to eligible employees for purchase at the price (fair value) then in effect, in the context of the share purchase plan described in note 12.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
SHARE-BASED COMPENSATION PLANS
Share purchase plan
The Company operates a share purchase plan for eligible employees of the Company and its subsidiaries. Under this plan, the Group matches the contributions made by employees up to a maximum percentage of the employee's salary. The Group’s contributions to the plan are recognized in salaries within cost of revenues and selling, general and administrative.
Long-term incentive plan
The Company operates a long-term incentive plan for eligible employees and directors of the Company and its subsidiaries which provides for various types of awards.
Stock options
Stock option expense is based on the grant date fair value of the stock option expected to vest over the vesting period. Forfeitures are estimated at the time of the grant and are included in the measurement of the expense and are subsequently adjusted to reflect actual events. For stock options with graded vesting, the fair value of each tranche is recognized on a straight-line basis over its vesting period.
Any consideration paid by participants on exercise of stock options is credited to capital stock together with any related share-based compensation expense originally recorded in contributed surplus. If the amount of the tax deduction (or estimated future tax deduction) exceeds the amount of the related cumulative remuneration expense for stock options, this indicates that the tax deduction relates not only to remuneration expense but also to an equity item. In this situation, the Company recognizes the excess of the associated current or deferred tax to contributed surplus prior to an award being exercised, and any such amounts are transferred to capital stock upon exercise of the stock options.
Deferred share units (“DSU”)
DSU are settled in Subordinate Voting Shares of the Company and the expense is based on the grant date fair value of the awards with a corresponding adjustment through contributed surplus.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
SIGNIFICANT MANAGEMENT JUDGEMENT IN APPLYING ACCOUNTING POLICIES AND ESTIMATION UNCERTAINTY
The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the amounts reported as assets, liabilities, income and expenses in the consolidated financial statements. Actual results could differ from those estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which they occur and in any future periods affected.
Assessment of COVID-19 impact
As a result of the continued and uncertain economic and business impact of the COVID-19 pandemic, the Group has reviewed its estimates, judgments and assumptions used in the preparation of its consolidated financial statements, including the determination of whether indicators of impairment exist for its tangible and intangible assets, including goodwill, the credit risk of its counterparties, and the estimates and judgments used for the measurement of its deferred tax assets.
Due to the pandemic and the significantly increased uncertainty surrounding global economic conditions in general, and the outlook of the Company’s clients’ different markets and industries in particular, the Group has made revisions to estimates and assumptions used in the determination of impairment of goodwill (note 8) to reflect the increased uncertainty and risks.
As the situation is dynamic and the impact of COVID-19 on the Group’s operations and financial conditions will be impacted by the duration of government-mandated measures and overall customer demand, revisions may be required in future periods to estimates and assumptions. Although management expects COVID-19 related disruptions to continue during fiscal 2021, management believes that the Group’s long-term estimates and assumptions do not require further revisions, however we continue to monitor and evaluate the situation and its impact on the Group’s business.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Information related to critical judgements required in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following note:
•Revenue recognition – please refer to Fixed-fee arrangements;
•Determination of the aggregation of operating segments - the Group uses judgment in the aggregation of operating segments for financial reporting and disclosure purposes. The Group has examined its activities and has determined that it has one single reportable segment due to similar characteristics including the nature of services provided to its customers, types of customers comprising its customer base and the regulatory environment in which the Group operates (note 20); and
•Income taxes (note 11);
Information related to assumptions and estimation uncertainties described below with a significant risk of resulting in material adjustments within the next year are included within the following notes:
•Tax credits – please refer to GOVERNMENT ASSISTANCE - TAX CREDITS;
•Impairment considerations on long-lived assets and goodwill, particularly future cash flows and cost of capital (notes 5 to 8);
•Fair value measurement – management uses valuation techniques to determine the fair value of financial instruments and non-financial assets, where active market quotes are not available. These techniques involve the development of estimates and assumptions to determine how a market participant would price the instrument. Management bases its assumptions on observable data to the extent available. In the absence of observable data, management uses the best information available. Estimated fair values may vary from actual prices obtained in an arm’s length transaction at the reporting date;
•Business combinations, divestiture and private placement (note 3);
•Useful lives of depreciable assets (notes 5, 6 and 7);
•Right-of-use assets and lease liabilities (note 6);
•Deferred tax assets (note 11);
•Share-based compensation (note 12); and
•Provisions (note 9).
NEW STANDARDS AND INTERPRETATIONS ADOPTED AS AT APRIL 1, 2019
IFRS 16 – Leases
Adoption
IFRS 16 - Leases replaces IAS 17 - Leases along with three interpretations (IFRIC 4 - Determining whether an Arrangement Contains a Lease, SIC 15 - Operating Leases - Incentives and SIC 27 - Evaluating the Substance of Transactions Involving the Legal Form of a Lease). The new standard has been applied using the modified retrospective approach, with the cumulative effect of adopting IFRS 16, if any, being recognized in equity as an adjustment to the opening balance of deficit for the current period. Prior periods have not been restated.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
In applying IFRS 16 – Leases for the first time, the Group has used the following practical expedients permitted by the standard:
•applying the definition of a lease from IAS 17 and IFRIC 4, for contracts in place at the date of the initial application, and has not applied IFRS 16 to arrangements that were previously not identified as leases under IAS 17 and IFRIC 4;
•excluding initial direct costs from the measurement of the right-of-use assets at the date of initial application;
•measuring the right-of-use assets at an amount equal to the lease liability adjusted for any prepaid or accrued lease payments that existed at the date of transition;
•relying on the assessment of whether leases are onerous immediately before the date of initial application as an alternative to performing an impairment review;
•excluding from the recognition of right-of-use assets all leases previously accounted for as operating leases with a remaining lease term of less than 12 months and all leases of low-value assets but to account for the lease expense on a straight-line basis over the remaining lease term;
•using hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease; and
•applying a single discount rate to a portfolio of leases with reasonably similar characteristics.
On transition to IFRS 16, the weighted average incremental borrowing rate applied to lease liabilities recognized under IFRS 16 was 4.16%.
The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 as at April 1, 2019.

	Carrying amount as at March 31, 2019	Reclassification	Remeasurement	IFRS 16 carrying amount as at April 1, 2019
	$	$	$	$
Right-of-use assets	—	(159)	6,668	6,509
Deferred lease inducements	(159)	159	—	—
Lease liabilities	—	—	(6,668)	(6,668)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
The following is a reconciliation of total operating lease commitments as at March 31, 2019 to the lease liabilities recognized as at April 1, 2019.

$
Total operating lease commitments disclosed as at March 31, 2019	14,228
Recognition exemptions:
Variable payments	(6,426)
Leases with remaining lease term of less than 12 months	(119)
Operating lease liabilities before discounting	7,683
Discounted using incremental borrowing rate	(1,015)
Total lease liabilities recognized under IFRS 16 as at April 1, 2019	6,668

Policy applicable from April 1, 2019
The Group as a lessee
For any new contracts entered into on or after April 1, 2019, the Group considers whether a contract is, or contains a lease. A lease is defined as a “contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration”. To apply this definition, the Group assesses whether the contract meets three key evaluations which are whether:
•the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;
•the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract; and
•the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct “how and for what purpose” the asset is used throughout the period of use.
Measurement and recognition of leases as a lessee
At lease commencement date, the Group recognizes a right-of-use asset and a lease liability on the statement of financial position. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Group, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).
The Group depreciates the right-of-use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Group also assesses the right-of-use asset for impairment when such indicators exist.
At the commencement date, the Group measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
Lease payments included in the measurement of the lease liability are made up of fixed payments (including in-substance fixed payments), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised. The Group has elected not to recognize separately non-lease components of leases for office space (buildings). Accordingly, lease payments and the lease liability include payments relating to lease and non-lease components.
Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.
When the lease liability is remeasured, the corresponding adjustment is reflected in the right-of-use asset, or net loss if the right-of-use asset is already reduced to zero.
The Group has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in the consolidated statements of operations on a straight-line basis over the lease term.
The Group as a lessor
The accounting policy under IFRS 16 for lessors has not changed.
As a lessor, the Group classifies its leases as either operating or finance leases.
A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the underlying asset, and classified as an operating lease if it does not.
Policy applicable before April 1, 2019
The Group as a lessee
Leases were classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases were classified as operating leases.
Lease payments under operating leases were charged to the consolidated statements of operations on a straight-line basis over the lease term. Operating lease incentives, typically for premises, were recognized as a reduction in the rental expense over the lease term and recorded on the statements of financial position as deferred lease inducements.
Rental income, including contingent rent, from operating leases is recognized over the term of the contract and is reflected in revenue. Contingent rent may arise when payments due under contracts are not fixed in amount but vary based on future amount of usage.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT’D)
FUTURE ACCOUNTING STANDARDS
At the date of authorization of these consolidated financial statements, certain new standards, amendments and interpretations, and improvements to existing standards have been published by the IASB but are not yet effective and have not been adopted early by the Group. Management anticipates that all the relevant pronouncements will be adopted in the first reporting period following the date of application. Information on new standards, amendments and interpretations, and improvements to existing standards, which could potentially impact the Group’s consolidated financial statements, are detailed as follows:
Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
On January 23, 2020, the IASB issued amendments to IAS 1 - Presentation of Financial Statements, to clarify the classification of liabilities as current or non-current. The amendments are effective for annual periods beginning on or after January 1, 2022. Early adoption is permitted.
For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period.
The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:
•settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and
•when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.
Management is currently assessing but has not yet determined the impact of this new standard on the Group’s consolidated financial statements.
Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Group’s consolidated financial statements.